Schedule III - Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Policy Acquisition Costs	$ 322.1	$ 296.2	$ 319.0
Net Reserves for Losses and LAE	3,950.6	3,232.8	2,813.2	$ 4,313.7
Net Reserves for Unearned Premiums	1,744.1	1,692.8	1,720.2
Net earned premiums	2,889.7	2,614.5	2,688.7
Net Investment Income	318.0	275.7	188.1
Losses and LAE Expenses	1,717.8	1,553.0	1,680.0
Policy Acquisition Expenses	420.2	380.2	431.8
Net written premiums	2,942.6	2,581.9	2,896.0
General and Administrative Expenses	405.9	354.5	386.5
Reinsurance
Deferred Policy Acquisition Costs	248.2	201.5	227.2
Net Reserves for Losses and LAE	1,691.5	1,373.1	1,360.7
Net Reserves for Unearned Premiums	580.0	644.5	862.4
Net earned premiums	1,305.7	1,154.5	1,251.8
Losses and LAE Expenses	741.3	611.1	770.3
Policy Acquisition Expenses	227.0	208.6	252.4
Net written premiums	1,275.7	1,098.0	1,426.4
General and Administrative Expenses	141.7	120.6	142.5
Insurance
Deferred Policy Acquisition Costs	73.9	94.7	91.8
Net Reserves for Losses and LAE	2,259.1	1,859.7	1,452.5
Net Reserves for Unearned Premiums	1,164.1	1,048.3	857.8
Net earned premiums	1,584.0	1,460.0	1,436.9
Losses and LAE Expenses	976.5	941.9	909.7
Policy Acquisition Expenses	193.2	171.6	179.4
Net written premiums	1,666.9	1,483.9	1,469.6
General and Administrative Expenses	$ 264.2	$ 233.9	$ 244.0